Financial instruments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
The carrying value and fair value of financial instruments by each category as at March 31, 2020 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	2,651,085	-	-	2,651,085	2,651,085
Other assets	10	350,972	-	-	350,972	350,972
Trade receivables	13	9,631,400	-	-	9,631,400	9,631,400
Other receivables	13	139,122	-	-	139,122	139,122
Other investments	15	210,262	-	1,710	211,972	211,972
Liabilities
Bank overdraft	8	1,235,794	-	-	1,235,794	1,235,794
Lease liabilities	7	1,826,210	-	-	1,826,210	1,826,210
Other liabilities	18	77,746	-	-	77,746	77,746
Borrowings from banks	19	5,985,628	-	-	5,985,628	5,985,628
Borrowings from others	19	2,117,108	-	-	2,117,108	2,117,108
Trade and other payables	20	8,366,215	-	-	8,366,215	8,366,215
Derivative financial liabilities	20	-	428	-	428	428

The carrying value and fair value of financial instruments by each category as at March 31, 2019 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	2,247,975	-	-	2,247,975	2,247,975
Other assets	10	347,189	-	-	347,189	347,189
Trade receivables	13	10,003,960	-	-	10,003,960	10,003,960
Other receivables	13	69,513	-	-	69,513	69,513
Other investments	15	192,929	-	1,710	194,639	194,639
Liabilities
Bank overdraft	8	1,553,203	-	-	1,553,203	1,553,203
Finance lease liabilities		96,879	-	-	96,879	96,879
Other liabilities	18	172,423	-	-	172,423	172,423
Borrowings from banks	19	4,217,112	-	-	4,217,112	4,217,112
Borrowings from others	19	2,441,199	-	-	2,441,199	2,441,199
Trade and other payables	20	7,442,360	-	-	7,442,360	7,442,360
Derivative financial liabilities	20	-	5,066	-	5,066	5,066

Disclosure of financial assets [text block]
The carrying amount of financial assets as at March 31, 2020 and 2019 that the Group has provided as collateral for obtaining borrowings and other facilities from its bankers are as follows:

	As of
	March 31, 2020	March 31, 2019
Cash and cash equivalents	2,461,808	2,066,625
Other assets	243,723	253,696
Trade receivables	9,557,475	9,882,707
Other receivables	63,221	81,777
	12,326,227	12,284,805

Disclosure of effect of changes in foreign exchange rates [text block]	The following table gives details in respect of the notional amount of outstanding foreign exchange contracts as at March 31, 2020 and 2019.

	As of
	March 31, 2020	March 31, 2019
Forward contracts
In U.S. Dollars (Sell)	2,140	-
In U.S. Dollars (Buy)	-	2,637

Disclosure of maturity analysis for derivative financial liabilities [text block]
The forward exchange contracts and option contracts mature between one and twelve months. The table below summarizes the notional amounts of derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 2020	March 31, 2019
Buy:	(US $)	(US $)
Not later than one month	-	246
Later than one month and not later than three months	2,140	1,729
Later than three months and not later than six months	-	662
Later than six months and not later than one year	-	-

Disclosure of detailed information about maturity analysis of interest rate swaps [text Block]
The maturity of these contracts extends for five years. The table below summarizes the cash flows (interest) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 2020		March 31, 2019
	Receivable (US $)	Payable (US $)	Receivable (US $)	Payable (US $)
Less than 1 year	4	8	106	149
One to two years	-	-	12	18
Two to three years	-	-	-	-
Three to four years	-	-	-	-
Four to five years	-	-	-	-
Total cash flows	4	8	118	167

Disclosure of detailed information about fair value measurement [text Block]
The details of assets and liabilities that are measured on fair value on recurring basis are given below:

	Fair value as of March 31, 2020			Fair value as of March 31, 2019
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivative financial assets – gain on outstanding forward/options contracts	-	-	-	-	-	-
Liabilities
Derivative financial liabilities – loss on outstanding forward/options contracts	-	-	326	-	-	4,585
Derivative financial liabilities - loss on outstanding cross currency swaps	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding interest rate swaps	-	-	102	-	-	481

Disclosure of financial instruments at fair value through profit or loss [text block]
Interest income/ (expenses), gains/ (losses) recognized on financial assets and liabilities

Recognized in profit or

loss

	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
Financial assets at amortised cost
Interest income on bank deposits	32,094	26,025	25,168
Interest income from other financial assets	161,826	20,289	104,157
Impairment loss of trade receivables	(479,747)	(536,290)	(370,000)

Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	380	1,247	8,365

Financial liabilities at amortised cost
Interest expenses on lease obligations	(171,824)	(14,747)	(31,169)
Interest expenses on borrowings from banks, others and overdrafts	(764,398)	(617,087)	(381,644)